PIMCO REALPATH Blend 2050 Fund Expense Example - PIMCO REALPATH Blend 2050 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	112
Expense Example, with Redemption, 10 Years	254
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	612
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	$ 1,315